Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

Our fair value hierarchies for our financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

March 31, 2014
Liabilities:
Warrant liability	$88,050,250	$-	$-	$88,050,250
Convertible debt	-	-	-	-
Total liabilities measured at estimated fair value	$88,050,250	$-	$-	$88,050,250

December 31, 2013
Liabilities:
Warrant liability	$377,747	$-	$-	$377,747
Convertible debt	5,062,417	-	-	5,062,417
Total liabilities measured at estimated fair value	$5,440,164	$-	$-	$5,440,164

The Company's fair value hierarchies for its financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

December 31, 2013
Liabilities:
Warrant liability	$377,747	$-	$-	$377,747
Convertible debt	5,062,417	-	-	5,062,417
Total liabilities measured at estimated fair value	$5,440,164	$-	$-	$5,440,164

December 31, 2012
Liabilities:
Warrant liability	$563,822	$-	$-	$563,822
Convertible debt	3,528,313	-	-	3,528,313
Total liabilities measured at estimated fair value	$4,092,135	$-	$-	$4,092,135

Summary of Changes in Fair Value of Level 3 Liabilities

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities, which were measured at fair value on a recurring basis.

	Warrant liability	Convertible debt
Beginning balance December 31, 2013	$377,747	$5,062,417
Transfer to equity upon settlement	(377,747)	(5,062,417)
Fair value of warrants on date of issuance	10,613,550	-
Change in fair value of warrants during the period	77,436,700	-
Ending balance March 31, 2014	$88,050,250	$-

The fair value of each warrant was determined using a lattice pricing model using the following assumptions:

Three months ended March 31,
2014

Dividend yield	-
Risk-free interest rate	0.81-0.90%
Current share price	$0.60 - $3.19
Expected term (in years)	2.80-3.00
Volatility	79.0%
Periodic rate	0.24-0.25%
Periods in the model	10

The changes in the value of the Level 3 liabilities are summarized below:

	Convertible Notes Payable	Warrant Liability

Balance at January 1, 2012	$-	$168,338
Issuance of warrants at fair value	-	412,610
Issuance of 2012 Series B convertible bridge notes at fair value	3,354,021	-
Mark to market, included in other expense, net	-	(17,126)
Mark to market, included in interest expense	174,292	-
Balance at December 31, 2012	3,528,313	563,822
Issuance of 2012 Series B convertible bridge notes at fair value	2,162,564	-
Issuance of 2013 Series B convertible bridge notes at fair value	5,062,417	-
Issuance of right to receive common stock warrants at fair value included in other expense, net	-	95,760
Mark to market, included in other expense, net	-	(281,835)
Mark to market, included in interest expense	799,194	-
Converted to Series B convertible preferred stock	(6,490,071)	-
Balance at December 31, 2013	$5,062,417	$377,747